OTHER PAYABLES AND ACCRUED EXPENSES (Narrative) (Details)		Dec. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Accounts Payable And Accrued Liabilities [Line Items]
Dividends Payable	[1]	$ 0					$ 7,952,467
Shandong Taibang [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Dividends Payable			$ 29,994,000	¥ 200,000,000	$ 31,955,000	¥ 220,000,000
Shandong Taibang [Member] | Noncontrolling Interest [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Dividends Payable			$ 5,170,966	¥ 34,480,000	$ 5,509,042	¥ 37,928,000
Potential Investors [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Deposits received from a potential investor		5,227,846					4,924,164
Interest plus penalty on these deposits		$ 3,451,227					$ 3,016,849

[1]	In March and July 2017, Shandong Taibang declared a cash dividend distribution amounting RMB220,000,000 (approximately $31,955,000) and RMB200,000,000 (approximately $29,994,000), of which RMB37,928,000 (approximately $5,509,042) and RMB34,480,000 (approximately $5,170,966) represented the dividends payable to a noncontrolling interest shareholder. In August 2017, all dividends payable balance was fully paid to the noncontrolling interest shareholder.